Finance income and costs - Summary of Finance Income and Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Finance Cost [Abstract]
Unrealised exchange gains	$ 9,143		$ 7,643
Deposit account interest	6,859	$ 2,510	1,359
Other interest income	4,401	323	278
Finance income	20,403	2,833	9,280
Unrealised exchange losses		(18,902)
Interest on borrowings		(1,572)	(1,473)
Other interest expense	(537)	(1)	(29)
Warrants issued			(376)
Finance costs	(537)	(20,475)	(1,878)
Net finance income/ (costs)	$ 19,866	$ (17,642)	$ 7,402